Loss on impairment of investments in associated companies (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Total impairment of investments in associated companies and joint ventures	$ 0	$ 0	$ 47	$ 302
Seadrill Partners
Schedule of Equity Method Investments [Line Items]
Total impairment of investments in associated companies and joint ventures			47	302
Seadrill Partners - Direct ownership investments | Seadrill Partners
Schedule of Equity Method Investments [Line Items]
Total impairment of investments in associated companies and joint ventures	0	0	47	248
Seadrill Partners - Seadrill member interest and IDRs | Seadrill Partners
Schedule of Equity Method Investments [Line Items]
Total impairment of investments in associated companies and joint ventures	$ 0	$ 0	$ 0	$ 54